Consolidated income statement - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Revenue	R 1,712,482	R 1,540,058	R 1,465,021
Cost of sales	(586,963)	(498,785)	(439,305)
Gross profit	1,125,519	1,041,273	1,025,716
Other income/(expenses) — net	4,246	426	1,244
Operating expenses	(914,813)	(903,837)	(887,876)
Sales and marketing	(184,978)	(181,601)	(203,767)
Administration and other charges	(729,835)	(722,236)	(684,109)
Operating profit	214,952	137,862	139,084
Finance (costs)/income — net	(69)	10,391	150,327
Finance income	8,951	16,068	152,164
Finance costs	(9,020)	(5,677)	(1,837)
Profit before taxation	214,883	148,253	289,411
Taxation	(33,690)	(26,812)	(106,920)
Profit for the year	181,193	121,441	182,491
Attributable to:
Owners of the parent	181,134	121,458	182,989
Non-controlling interests	59	(17)	(498)
Profit for the year	R 181,193	R 121,441	R 182,491
Earnings per share
Basic (R) (in ZAR per share)	R 0.32	R 0.19	R 0.24
Diluted (R) (in ZAR per share)	R 0.32	R 0.19	R 0.23